Sale Abandonment of Assets (Details Narrative) - CAD ($)	1 Months Ended	12 Months Ended
	Oct. 02, 2020	Jan. 31, 2021
Statement [Line Items]
Loss on impairment of abandoned assets		$ 245,890
Lessor of facility		$ 135,879
Pivot Naturals, LLC [Member] | Events After The Reporting Date [member]
Statement [Line Items]
Ownership interest	100.00%